Stockholders' Equity (Changes In Accumulated Other Comprehensive Income By Component) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (77.7)	$ (82.6)
AOCI activity before reclassification	(4.2)	(3.8)
Amounts reclassified from AOCI	8.3	8.7
Other comprehensive income (loss), net of tax	4.1	4.9	(81.5)
Balance	(73.6)	(77.7)	(82.6)
Changes In Benefit Plan Net Gain/(Loss) And Prior Service (Cost)/Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(43.1)	(54.8)
AOCI activity before reclassification	19.2	10.3
Amounts reclassified from AOCI	(0.2)	1.4
Other comprehensive income (loss), net of tax	19.0	11.7
Balance	(24.1)	(43.1)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(36.6)	(28.2)
AOCI activity before reclassification	(21.2)	(16.8)
Amounts reclassified from AOCI	8.4	8.4
Other comprehensive income (loss), net of tax	(12.8)	(8.4)
Balance	(49.4)	(36.6)
Unrealized Net Gains (Losses) On Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	2.1	1.1
AOCI activity before reclassification	(2.8)	1.0
Amounts reclassified from AOCI	0.8
Other comprehensive income (loss), net of tax	(2.0)	1.0
Balance	0.1	2.1
Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(0.1)	(0.7)
AOCI activity before reclassification	0.6	1.7
Amounts reclassified from AOCI	(0.7)	(1.1)
Other comprehensive income (loss), net of tax	(0.1)	0.6
Balance	$ (0.2)	$ (0.1)